Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,616,018.90

Principal:
Principal Collections	$18,356,557.63
Prepayments in Full	$8,073,426.30
Liquidation Proceeds	$220,116.68
Recoveries	$43,741.65
Sub Total	$26,693,842.26
Collections	$28,309,861.16

Purchase Amounts:
Purchase Amounts Related to Principal	$112,123.57
Purchase Amounts Related to Interest	$251.28
Sub Total	$112,374.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,422,236.01

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,422,236.01
Servicing Fee	$645,690.64	$645,690.64	$0.00	$0.00	$27,776,545.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,776,545.37
Interest - Class A-2 Notes	$105,723.85	$105,723.85	$0.00	$0.00	$27,670,821.52
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$27,282,295.02
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$27,158,743.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,158,743.02
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$27,108,510.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,108,510.02
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$27,071,024.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,071,024.35
Regular Principal Payment	$23,961,907.61	$23,961,907.61	$0.00	$0.00	$3,109,116.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,109,116.74
Residual Released to Depositor	$0.00	$3,109,116.74	$0.00	$0.00	$0.00

Total		$28,422,236.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,961,907.61
Total					$23,961,907.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,961,907.61	$66.30	$105,723.85	$0.29	$24,067,631.46	$66.59
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$23,961,907.61	$22.76	$705,521.02	$0.67	$24,667,428.63	$23.43

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$173,792,637.74	0.4808606	$149,830,730.13	0.4145613
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$682,832,637.74	0.6486797	$658,870,730.13	0.6259162

Pool Information
Weighted Average APR	2.533%	2.530%
Weighted Average Remaining Term	47.61	46.77
Number of Receivables Outstanding	27,894	27,428
Pool Balance	$774,828,772.67	$747,937,782.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$712,876,609.47	$688,511,337.01
Pool Factor	0.6760043	0.6525431

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$59,426,445.71
Targeted Overcollateralization Amount	$89,067,052.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,067,052.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		30	$128,765.77
(Recoveries)		13	$43,741.65
Net Loss for Current Collection Period			$85,024.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1317%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3348%
Second Prior Collection Period			0.1523%
Prior Collection Period			0.1889%
Current Collection Period			0.1340%
Four Month Average (Current and Prior Three Collection Periods)			0.2025%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		403	$1,403,316.04
(Cumulative Recoveries)			$133,767.45
Cumulative Net Loss for All Collection Periods			$1,269,548.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1108%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,482.17
Average Net Loss for Receivables that have experienced a Realized Loss			$3,150.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	168	$5,505,126.19
61-90 Days Delinquent	0.14%	30	$1,020,156.18
91-120 Days Delinquent	0.02%	6	$182,574.20
Over 120 Days Delinquent	0.02%	3	$122,067.66
Total Delinquent Receivables	0.91%	207	$6,829,924.23

Repossession Inventory:
Repossessed in the Current Collection Period		9	$282,510.58
Total Repossessed Inventory		16	$555,235.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0845%
Prior Collection Period			0.1326%
Current Collection Period			0.1422%
Three Month Average			0.1198%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1771%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	12

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$3,734,797.64
2 Months Extended	114	$4,027,017.20
3+ Months Extended	10	$418,130.01

Total Receivables Extended	229	$8,179,944.85
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer